18. Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Tables
Non-cancelable operating leases
	Chinese Yuan
	(Renminbi)	U.S. Dollars
2014	¥6,364,543	$1,051,348
2015	2,136,412	352,910
2016	559,260	92,383
2017	23,272	3,844
2018	-	-
Total	¥9,083,487	$1,500,485